Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000229483 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229483 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229483 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229483 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229483 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229483 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229483 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229483 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229483 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229483 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229483 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000229483 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229481 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229481 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229481 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229481 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229481 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229481 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229481 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229481 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229481 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229481 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229481 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000229481 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229482 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229482 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229482 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229482 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229482 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229482 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229482 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229482 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229482 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229482 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229482 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000229482 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240108 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240108 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240108 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240108 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240108 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240108 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240108 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240108 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240108 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240108 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240108 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000240108 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232438 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232438 | 026874784 | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232438 | 86614U100 | Summit Materials, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232438 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232438 | 125896100 | CMS Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 216648501 | Cooper Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 30034W106 | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | 228368106 | Crown Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232438 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232438 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000232438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232438 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000232438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000232438 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232438 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000232438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000232438 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000232438 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000232438 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000232438 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229480 | 86614U100 | Summit Materials, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229480 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229480 | 451107106 | IDACORP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229480 | 229899109 | Cullen/Frost Bankers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229480 | 97650W108 | Wintrust Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229480 | 983793100 | XPO, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229480 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 37637Q105 | Glacier Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229480 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000229480 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229479 | 86614U100 | Summit Materials, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229479 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229479 | 451107106 | IDACORP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229479 | 229899109 | Cullen/Frost Bankers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229479 | 97650W108 | Wintrust Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229479 | 983793100 | XPO, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229479 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 37637Q105 | Glacier Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229479 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000229479 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000229476 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229476 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229476 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229476 | 665531307 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229476 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229476 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229476 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 177835105 | City Holding Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 45768S105 | Innospec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | 03937C105 | ArcBest Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229476 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000229476 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229475 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229475 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229475 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229475 | 665531307 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229475 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229475 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229475 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 177835105 | City Holding Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 45768S105 | Innospec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | 03937C105 | ArcBest Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229475 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000229475 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229478 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229478 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229478 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229478 | 665531307 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229478 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229478 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229478 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 177835105 | City Holding Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 45768S105 | Innospec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | 03937C105 | ArcBest Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229478 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000229478 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229477 | 724078100 | Piper Sandler Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229477 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229477 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229477 | 665531307 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229477 | 91704F104 | Urban Edge Properties
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229477 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229477 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 177835105 | City Holding Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 45768S105 | Innospec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | 03937C105 | ArcBest Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229477 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000229477 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229075 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229075 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229075 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229075 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229075 | 86614U100 | Summit Materials, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229075 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229075 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229075 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229075 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229075 | 235851102 | Danaher Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229075 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000229075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229075 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229075 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000229075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000229075 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229075 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000229075 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229075 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000229075 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229074 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229074 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229074 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229074 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229074 | 86614U100 | Summit Materials, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229074 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229074 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229074 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229074 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229074 | 235851102 | Danaher Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229074 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229074 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000229074 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229074 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229074 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229074 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229074 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229074 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000229074 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000229074 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229074 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000229074 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000229074 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000229074 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229473 | JPMorgan Chase & Company, 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229473 | U.S. Treasury Bonds, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229473 | Microsoft Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229473 | Energy Transfer, L.P., 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229473 | Walmart, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229473 | Goldman Sachs Group, Inc. (The), 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229473 | U.S. Treasury Notes, 4.375, 2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229473 | Gilead Sciences, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229473 | JPMorgan Nasdaq Equity Premium Income ETF, 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229473 | Lowe's Companies, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229473 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000229473 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229473 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229473 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229473 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000229473 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229473 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229473 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000229474 | JPMorgan Chase & Company, 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229474 | U.S. Treasury Bonds, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229474 | Microsoft Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229474 | Energy Transfer, L.P., 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229474 | Walmart, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229474 | Goldman Sachs Group, Inc. (The), 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229474 | U.S. Treasury Notes, 4.375, 2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229474 | Gilead Sciences, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229474 | JPMorgan Nasdaq Equity Premium Income ETF, 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229474 | Lowe's Companies, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229474 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000229474 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229474 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229474 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229474 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000229474 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229474 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229474 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000229472 | JPMorgan Chase & Company, 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229472 | U.S. Treasury Bonds, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229472 | Microsoft Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229472 | Energy Transfer, L.P., 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229472 | Walmart, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229472 | Goldman Sachs Group, Inc. (The), 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229472 | U.S. Treasury Notes, 4.375, 2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229472 | Gilead Sciences, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000229472 | JPMorgan Nasdaq Equity Premium Income ETF, 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229472 | Lowe's Companies, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229472 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000229472 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229472 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229472 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229472 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000229472 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229472 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229472 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000240107 | JPMorgan Chase & Company, 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240107 | U.S. Treasury Bonds, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240107 | Microsoft Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240107 | Energy Transfer, L.P., 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240107 | Walmart, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240107 | Goldman Sachs Group, Inc. (The), 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240107 | U.S. Treasury Notes, 4.375, 2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240107 | Gilead Sciences, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240107 | JPMorgan Nasdaq Equity Premium Income ETF, 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240107 | Lowe's Companies, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240107 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000240107 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240107 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240107 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240107 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000240107 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240107 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240107 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000229469 | Walmart, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | JPMorgan Nasdaq Equity Premium Income ETF, 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | U.S. Treasury Bonds, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229469 | U.S. Treasury Bonds, 4.75, 2053-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229469 | Service Properties Trust, 8.875, 2032-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229469 | Connect Finco SARL / Connect U.S. Finco, LLC, 9, 2029-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229469 | Avation Capital S.A., 8.25, 2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | Level 3 Financing, Inc., 10.5, 2030-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229469 | Martin Midstream Partners, L.P., 11.5, 2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229469 | Ford Motor Credit Company, LLC, 7.45, 2031-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229469 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000229469 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229469 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229469 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000229469 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229469 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229469 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229469 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229469 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229470 | Walmart, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | JPMorgan Nasdaq Equity Premium Income ETF, 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | U.S. Treasury Bonds, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229470 | U.S. Treasury Bonds, 4.75, 2053-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229470 | Service Properties Trust, 8.875, 2032-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229470 | Connect Finco SARL / Connect U.S. Finco, LLC, 9, 2029-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229470 | Avation Capital S.A., 8.25, 2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | Level 3 Financing, Inc., 10.5, 2030-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229470 | Martin Midstream Partners, L.P., 11.5, 2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229470 | Ford Motor Credit Company, LLC, 7.45, 2031-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229470 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000229470 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229470 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229470 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000229470 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229470 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229470 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229470 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229470 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229471 | Walmart, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229471 | JPMorgan Nasdaq Equity Premium Income ETF, 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229471 | U.S. Treasury Bonds, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229471 | U.S. Treasury Bonds, 4.75, 2053-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229471 | Service Properties Trust, 8.875, 2032-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229471 | Connect Finco SARL / Connect U.S. Finco, LLC, 9, 2029-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229471 | Avation Capital S.A., 8.25, 2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229471 | Level 3 Financing, Inc., 10.5, 2030-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229471 | Martin Midstream Partners, L.P., 11.5, 2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229471 | Ford Motor Credit Company, LLC, 7.45, 2031-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229471 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000229471 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229471 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229471 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000229471 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229471 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229471 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229471 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229471 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229466 | 05464CAB7 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229466 | 780153BQ4 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229466 | 516544AB9 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229466 | 665531AJ8 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229466 | 589889AA2 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229466 | 02043QAB3 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229466 | 553368AA9 | MP Materials Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229466 | 343412AJ1 | Fluor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229466 | 538034BA6 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229466 | 60937PAD8 | MongoDB, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229466 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229466 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000229466 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000229466 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000229466 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229466 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229466 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229466 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000229466 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000229466 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229466 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000229466 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229466 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229466 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229466 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000229466 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000229467 | 05464CAB7 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229467 | 780153BQ4 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229467 | 516544AB9 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229467 | 665531AJ8 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229467 | 589889AA2 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229467 | 02043QAB3 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229467 | 553368AA9 | MP Materials Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229467 | 343412AJ1 | Fluor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229467 | 538034BA6 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229467 | 60937PAD8 | MongoDB, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229467 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229467 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000229467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000229467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000229467 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229467 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229467 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229467 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000229467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000229467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229467 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000229467 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229467 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229467 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229467 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000229467 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000229468 | 05464CAB7 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229468 | 780153BQ4 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229468 | 516544AB9 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229468 | 665531AJ8 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229468 | 589889AA2 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229468 | 02043QAB3 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229468 | 553368AA9 | MP Materials Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229468 | 343412AJ1 | Fluor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229468 | 538034BA6 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229468 | 60937PAD8 | MongoDB, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229468 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229468 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000229468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000229468 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000229468 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229468 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000229468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000229468 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229468 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000229468 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229468 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229468 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229468 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000229468 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000229465 | 05464CAB7 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229465 | 780153BQ4 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000229465 | 516544AB9 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229465 | 665531AJ8 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229465 | 589889AA2 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229465 | 02043QAB3 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229465 | 553368AA9 | MP Materials Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229465 | 343412AJ1 | Fluor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229465 | 538034BA6 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229465 | 60937PAD8 | MongoDB, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229465 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229465 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000229465 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000229465 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000229465 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229465 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229465 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229465 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000229465 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000229465 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229465 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000229465 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229465 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229465 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229465 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000229465 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000237961 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237961 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237961 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237961 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237961 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237961 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237961 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237961 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237961 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237961 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237961 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237961 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237961 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000237961 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000237961 | InvestmentType_Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237964 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237964 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237964 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237964 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237964 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237964 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237964 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237964 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237964 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237964 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237964 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237964 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237964 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000237964 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000237964 | InvestmentType_Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237963 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237963 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237963 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237963 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237963 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237963 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237963 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237963 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237963 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237963 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237963 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237963 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237963 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000237963 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000237963 | InvestmentType_Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237962 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237962 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237962 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237962 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237962 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237962 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237962 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237962 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237962 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237962 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237962 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237962 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237962 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000237962 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000237962 | InvestmentType_Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237960 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237960 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237960 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237960 | 71844V201 | Phillips Edison & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237960 | 69007J106 | Outfront Media, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237960 | 15202L107 | Centerspace
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237960 | 36467J108 | Gaming and Leisure Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237960 | 49446R109 | Kimco Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237960 | 29476L107 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237960 | 313745101 | Federal Realty Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237960 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237960 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237960 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237960 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237960 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237960 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237960 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237960 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237960 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000237960 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000237960 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000237960 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237958 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237958 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237958 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237958 | 71844V201 | Phillips Edison & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237958 | 69007J106 | Outfront Media, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237958 | 15202L107 | Centerspace
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237958 | 36467J108 | Gaming and Leisure Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237958 | 49446R109 | Kimco Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237958 | 29476L107 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237958 | 313745101 | Federal Realty Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237958 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237958 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237958 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237958 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237958 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237958 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237958 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237958 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237958 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000237958 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000237958 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000237958 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237959 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237959 | 22002T108 | COPT Defense Properties
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237959 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237959 | 71844V201 | Phillips Edison & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237959 | 69007J106 | Outfront Media, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237959 | 15202L107 | Centerspace
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237959 | 36467J108 | Gaming and Leisure Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237959 | 49446R109 | Kimco Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237959 | 29476L107 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237959 | 313745101 | Federal Realty Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237959 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237959 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237959 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237959 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237959 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237959 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237959 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237959 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237959 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000237959 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000237959 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000237959 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237966 | 49446R687 | Kimco Realty Corporation, 7.25%
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237966 | 22948Q200 | CTO Realty Growth, Inc., 6.38%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237966 | 48251K209 | KKR Real Estate Finance Trust, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237966 | 70509V886 | Pebblebrook Hotel Trust, 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237966 | 529043309 | LXP Industrial Trust, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237966 | 74965L200 | RLJ Lodging Trust, 7.80%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237966 | 804395804 | Saul Centers, Inc., 6.13%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | 442487112 | Hovnanian Enterprises, Inc., 7.63%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | 637870205 | National Storage Affiliates Trust, 6.00%
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237966 | 26884U307 | EPR Properties, 9.00%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237966 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237966 | Apartments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237966 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237966 | Storage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237966 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237966 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237966 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237966 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237966 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237966 | Office
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237966 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237966 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237966 | Specialized
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237966 | Residential
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237966 | Hotels
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000237966 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000237966 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237966 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000237968 | 49446R687 | Kimco Realty Corporation, 7.25%
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237968 | 22948Q200 | CTO Realty Growth, Inc., 6.38%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237968 | 48251K209 | KKR Real Estate Finance Trust, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237968 | 70509V886 | Pebblebrook Hotel Trust, 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237968 | 529043309 | LXP Industrial Trust, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237968 | 74965L200 | RLJ Lodging Trust, 7.80%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237968 | 804395804 | Saul Centers, Inc., 6.13%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | 442487112 | Hovnanian Enterprises, Inc., 7.63%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | 637870205 | National Storage Affiliates Trust, 6.00%
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237968 | 26884U307 | EPR Properties, 9.00%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237968 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237968 | Apartments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237968 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237968 | Storage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237968 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237968 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237968 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237968 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237968 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237968 | Office
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237968 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237968 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237968 | Specialized
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237968 | Residential
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237968 | Hotels
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000237968 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000237968 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237968 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000237969 | 49446R687 | Kimco Realty Corporation, 7.25%
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237969 | 22948Q200 | CTO Realty Growth, Inc., 6.38%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237969 | 48251K209 | KKR Real Estate Finance Trust, Inc., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237969 | 70509V886 | Pebblebrook Hotel Trust, 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237969 | 529043309 | LXP Industrial Trust, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237969 | 74965L200 | RLJ Lodging Trust, 7.80%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237969 | 804395804 | Saul Centers, Inc., 6.13%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237969 | 442487112 | Hovnanian Enterprises, Inc., 7.63%
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237969 | 637870205 | National Storage Affiliates Trust, 6.00%
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237969 | 26884U307 | EPR Properties, 9.00%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237969 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237969 | Apartments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237969 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237969 | Storage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237969 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237969 | Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237969 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237969 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237969 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237969 | Office
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237969 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237969 | Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237969 | Specialized
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237969 | Residential
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237969 | Hotels
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000237969 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000237969 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237969 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000237951 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000237951 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000237952 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000237952 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000237949 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000237949 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000237956 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237953 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237954 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237955 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248453 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000248453 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000248453 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248453 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000248453 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000248453 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000248453 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000248453 | 29250N105 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000248453 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000248453 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000248453 | Liquefied Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248453 | Crude & Refined Products
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000248453 | Natural Gas Pipelines
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000248453 | Natural Gas Liquids Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000248453 | Gathering & Processing
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000248452 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000248452 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248452 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000248452 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000248452 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248452 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000248452 | 806857108 | Schlumberger Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248452 | 718546104 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248452 | 56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248452 | 25278X109 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%